SCHEDULE OF OPERATIONS BY BUSINESS SEGMENT (Details) - CNY (¥) ¥ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
DisclosureOfRevenueAndOtherIncomeLineItems [Line Items]
Total revenues	¥ 309,250	¥ 118,246
Total cost of revenues	262,055	116,340
Total bad debt expense		5,293
Total other expenses		4
Total other income	2,831	1,682
Loss from operations	(37,883)	582
Total assets	131,801		¥ 110,006
Tile products [member]
DisclosureOfRevenueAndOtherIncomeLineItems [Line Items]
Total assets			74,675
Consulting income and software [member]
DisclosureOfRevenueAndOtherIncomeLineItems [Line Items]
Total assets	57,284		15,924
Live streaming ecommerce [member]
DisclosureOfRevenueAndOtherIncomeLineItems [Line Items]
Total assets	14,236		15,004
Other segment [member]
DisclosureOfRevenueAndOtherIncomeLineItems [Line Items]
Total assets	60,281		¥ 4,403
Operating segments [member] | Revenues [member]
DisclosureOfRevenueAndOtherIncomeLineItems [Line Items]
Total revenues	311,951	134,961
Operating segments [member] | Cost of revenues [member]
DisclosureOfRevenueAndOtherIncomeLineItems [Line Items]
Total cost of revenues	269,612	135,365
Operating segments [member] | Operating costs and expenses [member]
DisclosureOfRevenueAndOtherIncomeLineItems [Line Items]
Total operating costs and expenses	91,154	22,118
Operating segments [member] | Bad debt expense reversal [member]
DisclosureOfRevenueAndOtherIncomeLineItems [Line Items]
Total bad debt expense	(1,000)	13,536
Operating segments [member] | Other expenses [member]
DisclosureOfRevenueAndOtherIncomeLineItems [Line Items]
Total other expenses		4
Operating segments [member] | Other income [member]
DisclosureOfRevenueAndOtherIncomeLineItems [Line Items]
Total other income	8,547	10,399
Operating segments [member] | Income loss from operations [member]
DisclosureOfRevenueAndOtherIncomeLineItems [Line Items]
Loss from operations	(39,268)	(25,663)
Operating segments [member] | Tile products [member] | Revenues [member]
DisclosureOfRevenueAndOtherIncomeLineItems [Line Items]
Total revenues	2,701	16,716
Operating segments [member] | Tile products [member] | Cost of revenues [member]
DisclosureOfRevenueAndOtherIncomeLineItems [Line Items]
Total cost of revenues	7,557	19,026
Operating segments [member] | Tile products [member] | Operating costs and expenses [member]
DisclosureOfRevenueAndOtherIncomeLineItems [Line Items]
Total operating costs and expenses	3,244	13,823
Operating segments [member] | Tile products [member] | Bad debt expense reversal [member]
DisclosureOfRevenueAndOtherIncomeLineItems [Line Items]
Total bad debt expense	(1,000)	18,829
Operating segments [member] | Tile products [member] | Other expenses [member]
DisclosureOfRevenueAndOtherIncomeLineItems [Line Items]
Total other expenses
Operating segments [member] | Tile products [member] | Other income [member]
DisclosureOfRevenueAndOtherIncomeLineItems [Line Items]
Total other income	5,716	8,716
Operating segments [member] | Tile products [member] | Income loss from operations [member]
DisclosureOfRevenueAndOtherIncomeLineItems [Line Items]
Loss from operations	(1,384)	(26,246)
Operating segments [member] | Consulting income and software [member] | Revenues [member]
DisclosureOfRevenueAndOtherIncomeLineItems [Line Items]
Total revenues	3,302	5,952
Operating segments [member] | Consulting income and software [member] | Cost of revenues [member]
DisclosureOfRevenueAndOtherIncomeLineItems [Line Items]
Total cost of revenues	8,151	7,123
Operating segments [member] | Consulting income and software [member] | Operating costs and expenses [member]
DisclosureOfRevenueAndOtherIncomeLineItems [Line Items]
Total operating costs and expenses	2,584	3,275
Operating segments [member] | Consulting income and software [member] | Bad debt expense reversal [member]
DisclosureOfRevenueAndOtherIncomeLineItems [Line Items]
Total bad debt expense
Operating segments [member] | Consulting income and software [member] | Other expenses [member]
DisclosureOfRevenueAndOtherIncomeLineItems [Line Items]
Total other expenses
Operating segments [member] | Consulting income and software [member] | Other income [member]
DisclosureOfRevenueAndOtherIncomeLineItems [Line Items]
Total other income	74	36
Operating segments [member] | Consulting income and software [member] | Income loss from operations [member]
DisclosureOfRevenueAndOtherIncomeLineItems [Line Items]
Loss from operations	(7,359)	(4,410)
Operating segments [member] | Live streaming ecommerce [member] | Revenues [member]
DisclosureOfRevenueAndOtherIncomeLineItems [Line Items]
Total revenues	305,948	112,293
Operating segments [member] | Live streaming ecommerce [member] | Cost of revenues [member]
DisclosureOfRevenueAndOtherIncomeLineItems [Line Items]
Total cost of revenues	253,904	109,216
Operating segments [member] | Live streaming ecommerce [member] | Operating costs and expenses [member]
DisclosureOfRevenueAndOtherIncomeLineItems [Line Items]
Total operating costs and expenses	53,187	2,450
Operating segments [member] | Live streaming ecommerce [member] | Bad debt expense reversal [member]
DisclosureOfRevenueAndOtherIncomeLineItems [Line Items]
Total bad debt expense		(5,293)
Operating segments [member] | Live streaming ecommerce [member] | Other expenses [member]
DisclosureOfRevenueAndOtherIncomeLineItems [Line Items]
Total other expenses		4
Operating segments [member] | Live streaming ecommerce [member] | Other income [member]
DisclosureOfRevenueAndOtherIncomeLineItems [Line Items]
Total other income	1,070	1,489
Operating segments [member] | Live streaming ecommerce [member] | Income loss from operations [member]
DisclosureOfRevenueAndOtherIncomeLineItems [Line Items]
Loss from operations	(73)	7,405
Operating segments [member] | Other segment [member] | Operating costs and expenses [member]
DisclosureOfRevenueAndOtherIncomeLineItems [Line Items]
Total operating costs and expenses	32,139	2,570
Operating segments [member] | Other segment [member] | Other income [member]
DisclosureOfRevenueAndOtherIncomeLineItems [Line Items]
Other	1,687	158
Operating segments [member] | Other segment [member] | Income loss from operations [member]
DisclosureOfRevenueAndOtherIncomeLineItems [Line Items]
Loss from operations	¥ (30,452)	¥ (2,412)